Adoption of Long-Duration Targeted Improvements - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets
Reinsurance recoverables	$ 37,706	$ 39,223
Market risk benefits	578	325
Value of business acquired and deferred acquisition costs	457	496	$ 547
Deferred income taxes	828	879
Other assets	420	441
Total assets	151,552	151,739
Liabilities
Reserve for future policy benefits	19,379	18,738		$ 11,779
Other policyholder funds and benefits payable	29,502	31,827
Market risk benefits	1,074	1,204
Funds withheld liability	10,210	10,474
Other liabilities	811	981
Total liabilities	150,490	150,479
Stockholder's Equity
Accumulated other comprehensive loss	(1,325)	(1,659)
Retained earnings	504	1,036
Total stockholder’s equity	1,062	1,260	$ 2,309	$ 1,883	$ 2,597	$ 3,185
Total liabilities and stockholder’s equity	$ 151,552	151,739
Reported
Assets
Reinsurance recoverables		40,400
Market risk benefits		0
Value of business acquired and deferred acquisition costs		518
Deferred income taxes		1,120
Other assets		453
Total assets		152,866
Liabilities
Reserve for future policy benefits		21,432
Other policyholder funds and benefits payable		31,320
Market risk benefits		0
Funds withheld liability		10,485
Other liabilities		2,018
Total liabilities		152,510
Stockholder's Equity
Accumulated other comprehensive loss		(2,166)
Retained earnings		639
Total stockholder’s equity		356
Total liabilities and stockholder’s equity		152,866
Adoption
Assets
Reinsurance recoverables		(1,177)
Market risk benefits		325
Value of business acquired and deferred acquisition costs		(22)
Deferred income taxes		(241)
Other assets		(12)
Total assets		(1,127)
Liabilities
Reserve for future policy benefits		(2,694)
Other policyholder funds and benefits payable		507
Market risk benefits		1,204
Funds withheld liability		(11)
Other liabilities		(1,037)
Total liabilities		(2,031)
Stockholder's Equity
Accumulated other comprehensive loss		507
Retained earnings		397
Total stockholder’s equity		904
Total liabilities and stockholder’s equity		$ (1,127)